Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for Current CEO(1)	Compensation Actually Paid (CAP) to Current CEO(1,2)	Summary Compensation Table Total for Former CEO(1)	Compensation Actually Paid (CAP) to Former CEO(1,2)	Average Summary Compensation Table Total for Non-CEO NEOs(1)	Average Compensation Actually Paid (CAP) to Non- CEO NEOs(1,2)	Value of Initial Fixed $100 Investment Based On:(3)		Net Income (Loss) (in thousands)	Non-GAAP Revenue in Constant Currency (in thousands) (5)
							Company TSR	Peer Group TSR(4)
2023	$5,126,861	$6,729,460	NA	NA	$1,242,867	$1,552,217	$38	$148	$17,220	$504,044
2022	$4,619,545	$2,034,934	NA	NA	$1,017,900	$550,832	$25	$123	($103,462)	$500,005
2021	$3,022,116	$504,316	$178,812	($5,566,128)	$1,187,153	($354,016)	$51	$177	$33,372	$484,799
2020	NA	NA	$3,407,218	$6,736,558	$1,028,556	$2,350,811	$151	$144	$50,867	$433,379

Company Selected Measure Name	revenue in constant currency
Named Executive Officers, Footnote	The current CEO is Robert Bodor, who began serving as CEO effective March 1, 2021. The former CEO is Victoria M. Holt, who retired effective February 28, 2021.

Year	Current CEO	Former CEO	Non-CEO NEOs
2023	Robert Bodor		Daniel Schumacher, Michael R. Kenison, Bjoern Klaas, and Oleg Ryaboy
2022	Robert Bodor		Daniel Schumacher, Michael R. Kenison, Bjoern Klaas, Oleg Ryaboy, and Arthur R. Baker III
2021	Robert Bodor	Victoria Holt	Daniel Schumacher, Arthur R. Baker III, Michael R. Kenison, Bjoern Klaas, and John A. Way
2020		Victoria Holt	Robert Bodor, Arthur R. Baker III, Bjoern Klaas, and John A. Way

Peer Group Issuers, Footnote	Our selected peer group is the peer group discussed in "Compensation Discussion and Analysis: Peer Group" (our "CD&A Peer Group"). In our pay versus performance disclosures for 2022, we used the Russell 2000 Growth Index as our peer group. Pursuant to SEC guidance, we have changed our peer group. Our CD&A Peer Group included the following companies for the fiscal years ending in 2020, 2021, 2022 and 2023:

Year	CD&A Peer Group
2023	3D Systems Corporation, Badger Meter, Inc., Cerence Inc., CTS Corporation, Enerpac Tool Group Corp, ESCO Technologies, Inc., FARO Technologies, Inc., Helios Technologies Inc., Lindsay Corporation, Novanta Inc., RBC Bearings Incorporated, Semtech Corporation, SPS Commerce, Inc., and Vicor Corporation.
2022	3D Systems Corporation, Badger Meter, Inc., Cerence Inc., Enerpac Tool Group Corp., ESCO Technologies Inc., FARO Technologies, Inc., Helios Technologies, Inc., Novanta Inc., Power Integrations, Inc. Raven Industries, Inc. RBC Bearings Incorporated, Semtech Corporation, SPS Commerce, Inc., Universal Display Corporation, and Vicor Corporation.
2021	3D Systems Corporation, Axon Enterprise, Inc., Badger Meter, Inc., Cognex Corporation, ESCO Technologies Inc., FARO Technologies, Inc., Helios Technologies, Inc., Monolithic Power Systems, Inc., Novanta Inc., Power Integrations, Inc., Raven Industries, Inc., RBC Bearings Incorporated, Semtech Corporation, SPS Commerce, Inc., and Universal Display Corporation.
2020	3D Systems Corporation, Axon Enterprise, Inc., Badger Meter, Inc., Cognex Corporation, ESCO Technologies Inc., FARO Technologies, Inc., Helios Technologies, Inc., Monolithic Power Systems, Inc., Novanta, Inc., Power Integrations, Inc., Raven Industries, Inc., RBC Bearings Incorporated, Shutterstock, Inc., SPS Commerce, Inc., and Universal Display Corporation.
A comparison of our TSR, the Russell 2000 Growth Index TSR, and our CD&A Peer Group TSR (adjusted for each respective year's group) is below:

Value of $100 Initial Fixed Investment on December 31, 2019
Year	PRLB	Russell 2000 Growth Index	CD&A Peer Group
2023	$38	$128	$148
2022	$25	$110	$123
2021	$51	$138	$177
2020	$151	$120	$144

PEO Total Compensation Amount	$ 5,126,861
PEO Actually Paid Compensation Amount	$ 6,729,460
Adjustment To PEO Compensation, Footnote	We did not report a change in pension value for any of the years reflected in this table; therefore, an adjustment to the SCT totals related to pension value is not needed. To calculate compensation actually paid (“CAP”), the following adjustments were made to SCT Total Compensation:
2023 CAP for the current CEO and the average CAP for the non-CEO NEOs reflects the following adjustments from Total Compensation reported in the SCT:

	Current CEO	Average
		Non-CEO NEOs
Total 2023 Compensation reported in Summary Compensation Table (SCT)	$5,126,861	$1,242,867
Adjustments for stock and option awards
Subtract SCT amounts of stock and option awards	(4,181,598)	(772,429)
Add fair value at year-end of awards granted during fiscal year 2023 that are outstanding and unvested at year-end	4,901,078	899,352
+/- The difference between fair value of awards from the end of fiscal year 2022 to the end of fiscal year 2023 for awards granted in any prior fiscal year that are outstanding and unvested at year-end	793,909	152,781
Add the fair value as of the vesting date for awards granted and vesting during fiscal year 2023	—	—
+/- The change in fair value from the end of fiscal year 2022 to the vesting date for awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied during fiscal year 2023	89,210	29,646
Subtract fair value at end of prior year for awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during fiscal year 2023	—	—
Add dividends or other earnings paid on stock or option awards in 2023 prior to vesting if not otherwise included in total compensation for fiscal year 2023	—	—
Compensation Actually Paid for Fiscal Year 2023 (as calculated)	$6,729,460	$1,552,217

Non-PEO NEO Average Total Compensation Amount	$ 1,242,867	$ 1,017,900	$ 1,187,153	$ 1,028,556
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,552,217	550,832	(354,016)	2,350,811
Adjustment to Non-PEO NEO Compensation Footnote	We did not report a change in pension value for any of the years reflected in this table; therefore, an adjustment to the SCT totals related to pension value is not needed. To calculate compensation actually paid (“CAP”), the following adjustments were made to SCT Total Compensation:
2023 CAP for the current CEO and the average CAP for the non-CEO NEOs reflects the following adjustments from Total Compensation reported in the SCT:

	Current CEO	Average
		Non-CEO NEOs
Total 2023 Compensation reported in Summary Compensation Table (SCT)	$5,126,861	$1,242,867
Adjustments for stock and option awards
Subtract SCT amounts of stock and option awards	(4,181,598)	(772,429)
Add fair value at year-end of awards granted during fiscal year 2023 that are outstanding and unvested at year-end	4,901,078	899,352
+/- The difference between fair value of awards from the end of fiscal year 2022 to the end of fiscal year 2023 for awards granted in any prior fiscal year that are outstanding and unvested at year-end	793,909	152,781
Add the fair value as of the vesting date for awards granted and vesting during fiscal year 2023	—	—
+/- The change in fair value from the end of fiscal year 2022 to the vesting date for awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied during fiscal year 2023	89,210	29,646
Subtract fair value at end of prior year for awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during fiscal year 2023	—	—
Add dividends or other earnings paid on stock or option awards in 2023 prior to vesting if not otherwise included in total compensation for fiscal year 2023	—	—
Compensation Actually Paid for Fiscal Year 2023 (as calculated)	$6,729,460	$1,552,217

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid Versus TSR
TSR in the above chart, in the case of both our Company and our peer group, reflects the cumulative return of $100 as if invested on December 31, 2019, including reinvestment of any dividends.

Compensation Actually Paid vs. Net Income	Compensation Actually Paid Versus Net Income (Loss)
Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid Versus Revenue in Constant Currency
	Compensation decisions at our Company are made independently of disclosure requirements. Therefore, the relationships between pay and performance as described above were not considered by the compensation and talent committee in determining CAP for any of the four years reported.
Tabular List, Table

Most Important Performance Measures
Revenue in Constant Currency(1)
3-Year Cumulative TSR Performance relative to Russell 2000 Growth Index
Adjusted Operating Income(2)

Total Shareholder Return Amount	$ 38	25	51	151
Peer Group Total Shareholder Return Amount	148	123	177	144
Net Income (Loss)	$ 17,220,000	$ (103,462,000)	$ 33,372,000	$ 50,867,000
Company Selected Measure Amount	504,044,000	500,005,000	484,799,000	433,379,000
Additional 402(v) Disclosure	TSR, in the case of both our Company and our peer group, reflects the cumulative return of $100 as if invested on December 31, 2019, including reinvestment of any dividends.
Russell 2000 Growth Index Total Shareholder Return Amount	$ 128	$ 110	$ 138	$ 120
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue in Constant Currency(1)
Non-GAAP Measure Description	Our Company-selected measure, which is the measure we believe represents the most important financial performance not otherwise presented in the table above that we used to link CAP for our NEOs for fiscal 2023 to our Company’s performance is our Company’s revenue in constant currency, a non-GAAP measure, which is GAAP revenue calculated to exclude the impact of foreign currency exchange rates. For information regarding GAAP revenue and the impact of foreign currency exchange rates, see our earnings release filed as an exhibit to our Current Report on Form 8-K filed on February 9, 2024.Revenue in constant currency is a non-GAAP financial measure that consists of GAAP revenue which is then adjusted to eliminate the impact of changes in foreign currency exchange rates.
Measure:: 2
Pay vs Performance Disclosure
Name	3-Year Cumulative TSR Performance relative to Russell 2000 Growth Index
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted Operating Income(2)
Non-GAAP Measure Description	Adjusted operating income is a non-GAAP financial measure that consists of GAAP income from operations which is then adjusted to eliminate the effect of items or events that the compensation and talent committee determines in its discretion should be excluded for compensation purposes.
Robert Bodor [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 5,126,861	4,619,545	3,022,116
PEO Actually Paid Compensation Amount	6,729,460	$ 2,034,934	504,316
Victoria M. Holt [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			178,812	3,407,218
PEO Actually Paid Compensation Amount			$ (5,566,128)	$ 6,736,558
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,181,598)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,901,078
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	793,909
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	89,210
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(772,429)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	899,352
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	152,781
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	29,646
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0